Partnership Equity and Distributions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Partnership Equity and Distributions
Partnership Equity and Distributions

(6)  Partnership Equity and Distributions

Our Minimum Quarterly Distribution

Our partnership agreement provides for a minimum quarterly distribution of $0.17 per unit for each quarter, or $0.68 per unit on an annualized basis.

Our partnership agreement generally provides that we distribute cash each quarter during the subordination period in the following manner:

•	first, to the holders of common units, until each common unit has received the minimum quarterly distribution of $0.17 plus any arrearages from prior quarters;
•	second, to the holders of subordinated units, until each subordinated unit has received the minimum quarterly distribution of $0.17; and
•	third, to the holders of common units and subordinated units pro rata until each has received a distribution of $0.1955.

If cash distributions to our unitholders exceed $0.1955 per common unit and subordinated unit in any quarter, our unitholders and our general partner, as the holder of our incentive distribution rights (“IDRs”), will receive distributions according to the following percentage allocations:

	Marginal Percentage Interest in Distributions
Total Quarterly Distribution Target Amount	Unitholders	General Partner (as holder of IDRs)
above $0.1955 up to $0.2125	85%	15%
above $0.2125 up to $0.2550	75%	25%
above $0.2550	50%	50%

General Partner Interest

Our general partner owns a non‑economic general partner interest in us, which does not entitle it to receive cash distributions. However, our general partner owns the incentive distribution rights and may in the future own common units or other equity interests in us and will be entitled to receive distributions on any such interests.

Subordinated Units

Antero owns all of our subordinated units. The principal difference between our common units and subordinated units is that, for any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution from operating surplus until the common units have received the minimum quarterly distribution from operating surplus for such quarter plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units will not accrue arrearages. When the subordination period ends, all of the subordinated units will convert into an equal number of common units. The subordination period will end on the first business day after we have earned and paid at least $0.68 (the minimum quarterly distribution on an annualized basis) on each outstanding common unit and subordinated unit for each of three consecutive, non-overlapping four-quarter periods ending on or after September 30, 2017 and there are no outstanding arrearages on our common units.

To the extent we do not pay the minimum quarterly distribution on our common units, our common unitholders will not be entitled to receive such arrearage payments in the future except during the subordination period. To the extent we have cash available for distribution from operating surplus in any future quarter during the subordination period in excess of the amount necessary to pay the minimum quarterly distribution to holders of our common units, we will use this excess cash to pay any distribution arrearages on common units related to prior quarters before any cash distribution is made to holders of subordinated units.

Cash Distributions

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was paid on August 27, 2015 to unitholders of record as of August 13, 2015.

(in thousands, except per unit data)	Three months ended June 30, 2015	Six months ended June 30, 2015
General Partner:
Distribution declared per unit	$—	$—
Total distribution	$—	$—

Limited Partners:
Common unitholders:
Distribution declared per unit	$0.19	$0.37
Total distribution	$14,429	$28,098
Subordinated unitholders:
Distribution declared per unit	$0.19	$0.37
Total distribution	$14,429	$28,098

(6)  Partnership Equity and Distributions

Our Minimum Quarterly Distribution

Our partnership agreement provides for a minimum quarterly distribution of $0.17 per unit for each quarter, or $0.68 per unit on an annualized basis.

Our partnership agreement generally provides that we distribute cash each quarter during the subordination period in the following manner:

•	first, to the holders of common units, until each common unit has received the minimum quarterly distribution of $0.17 plus any arrearages from prior quarters;
•	second, to the holders of subordinated units, until each subordinated unit has received the minimum quarterly distribution of $0.17; and
•	third, to the holders of common units and subordinated units pro rata until each has received a distribution of $0.1955.

If cash distributions to our unitholders exceed $0.1955 per common unit and subordinated unit in any quarter, our unitholders and our general partner, as the holder of our incentive distribution rights (“IDRs”), will receive distributions according to the following percentage allocations:

	Marginal Percentage Interest in Distributions
Total Quarterly Distribution Target Amount	Unitholders	General Partner (as holder of IDRs)
above $0.1955 up to $0.2125	85%	15%
above $0.2125 up to $0.2550	75%	25%
above $0.2550	50%	50%

General Partner Interest

Our general partner owns a non‑economic general partner interest in us, which does not entitle it to receive cash distributions. However, our general partner owns the incentive distribution rights and may in the future own common units or other equity interests in us and will be entitled to receive distributions on any such interests.

Subordinated Units

Antero owns all of our subordinated units. The principal difference between our common units and subordinated units is that, for any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution from operating surplus until the common units have received the minimum quarterly distribution from operating surplus for such quarter plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units will not accrue arrearages. When the subordination period ends, all of the subordinated units will convert into an equal number of common units. The subordination period will end on the first business day after we have earned and paid at least $0.68 (the minimum quarterly distribution on an annualized basis) on each outstanding common unit and subordinated unit for each of three consecutive, non-overlapping four-quarter periods ending on or after September 30, 2017 and there are no outstanding arrearages on our common units.

To the extent we do not pay the minimum quarterly distribution on our common units, our common unitholders will not be entitled to receive such arrearage payments in the future except during the subordination period. To the extent we have cash available for distribution from operating surplus in any future quarter during the subordination period in excess of the amount necessary to pay the minimum quarterly distribution to holders of our common units, we will use this excess cash to pay any distribution arrearages on common units related to prior quarters before any cash distribution is made to holders of subordinated units.

Cash Distributions

On February 2, 2015, we announced that the board of directors of our general partner had declared a quarterly cash distribution of $0.0943 per unit, totaling approximately $14 million. The quarterly cash distribution for the period November 10, 2014 to December 31, 2014 was calculated as a minimum quarterly distribution of $0.1700 per unit prorated for the period subsequent to the IPO. The distribution was payable on February 27, 2015 to unitholders of record as of February 13, 2015.

On April 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.18 per unit for the quarter ended March 31, 2015. The distribution was payable on May 27, 2015 to unitholders of record as of May 13, 2015.

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was payable on August 27, 2015 to unitholders of record as of August 13, 2015.